THE COMMUNITY REINVESTMENT ACT
QUALIFIED INVESTMENT FUND
(the “Fund”)

Supplement dated February 1, 2007
to Prospectus and Statement of Additional Information
dated October 1, 2006

Change in Name of Investment Adviser

Effective February 1, 2007, CRAFund Advisors, Inc., the Fund’s investment adviser, has changed its name to Community Capital Management, Inc.